MFS Inflation-Adjusted Bond Fund (Prospectus Summary) | MFS Inflation-Adjusted Bond Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Inflation-Adjusted Bond Fund	A		B	C	I	R1	R2	R3	R4
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Inflation-Adjusted Bond Fund		A	B	C	I	R1	R2	R3	R4
Operating Expenses, Column Name		A	B	C	I	R1	R2	R3	R4
Management Fee		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses		0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		0.96%	1.71%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%
Fee Reductions and/or Expense Reimbursements	[1]	(0.16%)	(0.13%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.80%	1.58%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%
[1]	The fund's distributor, MFD, has agreed in writing to waive the Class A service fee to 0.15% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2013. In addition, assets attributable to Class B shares sold prior to May 1, 2006 are subject to the Class B service fee of 0.25% of the fund's average daily net assets annually. On assets attributable to all other Class B shares, the fund's distributor, MFD, has agreed in writing to waive the Class B service fee to 0.15% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2013. In addition, MFS has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that "Other Expenses" do not exceed 0.15% of the fund's average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2013.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Inflation-Adjusted Bond Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	553	751	966	1,583
B	Class B Shares assuming redemption at end of period	561	826	1,116	1,809
C	Class C Shares assuming redemption at end of period	268	533	923	2,014
I	Class I Shares	66	221	389	877
R1	Class R1 Shares	168	533	923	2,014
R2	Class R2 Shares	117	378	659	1,461
R3	Class R3 Shares	92	300	525	1,173
R4	Class R4 Shares	66	221	389	877

Expense Example, No Redemption MFS Inflation-Adjusted Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	161	526	916	1,809
C	Class C Shares assuming no redemption at end of period	168	533	923	2,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in inflation-adjusted debt instruments and other investments with inflation-adjusting features.

MFS currently intends to focus the fund's investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund's assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments.

MFS generally invests substantially all of the fund's assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

MFS may invest the fund's assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.
Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS allocates the fund's assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S.
Government securities supported by the U.S. Treasury.

Issuer Focus Risk:  The fund's performance could be more volatile than the performance of more diversified funds.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusting Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was
5.17% (for the calendar quarter ended March 31, 2008) and the lowest quarterly return was (3.43)% (for the calendar quarter ended September 30, 2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Inflation-Adjusted Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	A Shares Returns Before Taxes	7.43%	5.93%	4.72%	Sep. 30, 2003
B	B Shares Returns Before Taxes	8.02%	5.84%	4.51%	Sep. 30, 2003
C	C Shares Returns Before Taxes	10.93%	6.06%	4.45%	Sep. 30, 2003
I	I Shares Returns Before Taxes	12.94%	7.15%	5.49%	Sep. 30, 2003
R1	R1 Shares Returns Before Taxes	11.84%	6.04%	4.36%	Sep. 30, 2003
R2	R2 Shares Returns Before Taxes	12.50%	6.56%	4.86%	Sep. 30, 2003
R3	R3 Shares Returns Before Taxes	12.67%	6.83%	5.14%	Sep. 30, 2003
R4	R4 Shares Returns Before Taxes	12.95%	7.11%	5.43%	Sep. 30, 2003
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	5.85%	4.59%	3.30%	Sep. 30, 2003
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.80%	4.28%	3.18%	Sep. 30, 2003
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index	13.56%	7.95%	6.44%	Sep. 30, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.